Tax charge - Reconciliation of shareholder effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of effective tax rate
Adjusted operating profit (loss)	$ 5,507	$ 5,310	$ 4,409
Non-operating profit (loss)	(3,359)	(3,388)	(959)
Profit (loss) before tax	$ 2,148	1,922	3,450
Expected tax rate, attributable to shareholders (as a percent)	21.00%
Tax at the expected rate, attributable to shareholders	$ 442	$ 393	$ 759
Tax at the expected rate, attributable to shareholders, percentage impact on ETR	20.60%	20.40%	22.00%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	$ (147)	$ (126)	$ (71)
Income not taxable or taxable at concessionary rates, percentage impact on ETR	(6.80%)	(6.60%)	(2.10%)
Deductions not allowable for tax purposes	$ 43	$ 55	$ 69
Deductions not allowable for tax purposes, percentage impact on ETR	2.00%	2.90%	2.00%
Items related to taxation of life insurance businesses	$ (258)	$ (317)	$ (128)
Items related to taxation of life insurance businesses, percentage impact on ETR	(12.00%)	(16.50%)	(3.70%)
Deferred tax adjustments	$ 26	$ (33)	$ (55)
Deferred tax adjustments, percentage impact on ETR	1.20%	(1.70%)	(1.60%)
Unrecognised tax losses	$ 146	$ 46	$ 0
Unrecognised tax losses, percentage impact on ETR	6.80%	2.40%
Effect of results of joint ventures and associates	$ (129)	$ (100)	$ (83)
Effect of results of joint ventures and associates, percentage impact on ETR	(6.00%)	(5.20%)	(2.40%)
Irrecoverable withholding taxes	$ 35	$ 59	$ 63
Irrecoverable withholding taxes, percentage impact on ETR	1.60%	3.10%	1.80%
Other	$ (20)	$ 13	$ 9
Other, percentage impact on ETR	(1.00%)	0.70%	0.30%
Total effects of recurring tax reconciliation items	$ (304)	$ (403)	$ (196)
Total tax rate, Effects of recurring tax reconciliation items	(14.20%)	(20.90%)	(5.70%)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	$ (133)	$ (67)	$ (4)
Adjustments to tax charge in relation to prior years, percentage impact on ETR	(6.20%)	(3.50%)	(0.10%)
Movements in provisions for open tax matters	$ (33)	$ (1)	$ 10
Movements in provisions for open tax matters, percentage impact on ETR	(1.50%)	(0.10%)	0.30%
M&G demerger related activities		$ 76
M&G demerger related activities, percentage impact on ETR	0.00%	4.00%
Impact of carry back of US losses under the CARES Act	$ (16)
Impact of carry back of US losses under the CARES Act, percentage impact on ETR	(0.70%)
Impact of changes in local statutory tax rates	$ 1
Impact of changes in local statutory tax rates, percentage impact on ETR	0.00%
Adjustments in relation to business disposals and corporate transactions	$ 6	$ (29)
Adjustments in relation to business disposals and corporate transactions, percentage impact on ETR	0.30%	(1.50%)
Total effects of non-recurring tax reconciliation items	$ (175)	$ (21)	$ 6
Total tax rate, Effects of non-recurring tax reconciliation items	(8.10%)	(1.10%)	0.20%
Total actual tax charge (credit), attributable to shareholders	$ (37)	$ (31)	$ 569
Total actual tax charge (credit), attributable to shareholders, percentage impact on ETR	(1.70%)	(1.60%)	16.50%
Analysed into:
Tax charge (credit) on adjusted operating profit (loss)	$ 800	$ 773	$ 666
Tax credit on non-operating profit (loss)	$ (837)	$ (804)	$ (97)
Actual tax rate on:
Adjusted operating profit (loss), Including non-recurring tax reconciling items (as a percent)	15.00%	15.00%	15.00%
Adjusted operating profit (loss), excluding non-recurring tax reconciling items (as a percent)	17.00%	15.00%	15.00%
Total profit (loss) (as a percent)	(2.00%)	(2.00%)	16.00%
Operating segments
Reconciliation of effective tax rate
Adjusted operating profit (loss)	$ 6,463	$ 6,346	$ 5,451
Profit (loss) before tax	3,106	3,468	4,506
Effects of non-recurring tax reconciliation items:
Total actual tax charge (credit), attributable to shareholders	(29)	123	709
Unallocated to a segment (Other operations)
Reconciliation of effective tax rate
Adjusted operating profit (loss)	(956)	(1,036)	(1,042)
Non-operating profit (loss)	(2)
Profit (loss) before tax	$ (958)	(1,546)	(1,056)
Expected tax rate, attributable to shareholders (as a percent)	18.00%
Tax at the expected rate, attributable to shareholders	$ (172)
Effects of recurring tax reconciliation items:
Unrecognised tax losses	146
Effect of results of joint ventures and associates	(6)
Irrecoverable withholding taxes	34
Other	(7)
Total effects of recurring tax reconciliation items	167
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	4
Movements in provisions for open tax matters	(13)
Adjustments in relation to business disposals and corporate transactions	6
Total effects of non-recurring tax reconciliation items	(3)
Total actual tax charge (credit), attributable to shareholders	(8)	$ (154)	$ (140)
Analysed into:
Tax charge (credit) on adjusted operating profit (loss)	$ (8)
Actual tax rate on:
Adjusted operating profit (loss), Including non-recurring tax reconciling items (as a percent)	1.00%	10.00%	14.00%
Adjusted operating profit (loss), excluding non-recurring tax reconciling items (as a percent)	0.00%
Total profit (loss) (as a percent)	1.00%	10.00%	13.00%
Asia | Operating segments
Reconciliation of effective tax rate
Adjusted operating profit (loss)	$ 3,667	$ 3,276	$ 2,888
Non-operating profit (loss)	153
Profit (loss) before tax	$ 3,820	4,193	2,184
Expected tax rate, attributable to shareholders (as a percent)	20.00%
Tax at the expected rate, attributable to shareholders	$ 764
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(102)
Deductions not allowable for tax purposes	32
Items related to taxation of life insurance businesses	(152)	(192)
Deferred tax adjustments	26
Effect of results of joint ventures and associates	(123)
Irrecoverable withholding taxes	1
Other	(10)
Total effects of recurring tax reconciliation items	(328)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	21
Movements in provisions for open tax matters	(20)
Impact of changes in local statutory tax rates	1
Total effects of non-recurring tax reconciliation items	2
Total actual tax charge (credit), attributable to shareholders	438	$ 468	$ 369
Analysed into:
Tax charge (credit) on adjusted operating profit (loss)	495
Tax credit on non-operating profit (loss)	$ (57)
Actual tax rate on:
Adjusted operating profit (loss), Including non-recurring tax reconciling items (as a percent)	13.00%	13.00%	14.00%
Adjusted operating profit (loss), excluding non-recurring tax reconciling items (as a percent)	13.00%
Total profit (loss) (as a percent)	11.00%	11.00%	17.00%
Asia | Operating segments | Taiwan, Singapore and Malaysia
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	$ (102)
US | Operating segments
Reconciliation of effective tax rate
Adjusted operating profit (loss)	2,796	$ 3,070	$ 2,563
Non-operating profit (loss)	(3,510)
Profit (loss) before tax	$ (714)	(725)	2,322
Expected tax rate, attributable to shareholders (as a percent)	21.00%
Tax at the expected rate, attributable to shareholders	$ (150)
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(45)
Deductions not allowable for tax purposes	11
Items related to taxation of life insurance businesses	(106)
Other	(3)
Total effects of recurring tax reconciliation items	(143)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	(158)
Impact of carry back of US losses under the CARES Act	(16)
Total effects of non-recurring tax reconciliation items	(174)
Total actual tax charge (credit), attributable to shareholders	(467)	$ (345)	$ 340
Analysed into:
Tax charge (credit) on adjusted operating profit (loss)	313
Tax credit on non-operating profit (loss)	$ (780)
Actual tax rate on:
Adjusted operating profit (loss), Including non-recurring tax reconciling items (as a percent)	11.00%	14.00%	16.00%
Adjusted operating profit (loss), excluding non-recurring tax reconciling items (as a percent)	16.00%
Total profit (loss) (as a percent)	65.00%	48.00%	15.00%
Notes
Impact of dividend received	$ 106	$ 125	$ 111